Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Jun. 17, 2021
Significant accounting policies
Standard Corporation Tax Rate	12.50%
Higher Corporation Tax Rate	25.00%
Vessels Scrap Value Per Lightweight Ton	$ 400
Deferred Income Tax Expense (Benefit)	0	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0	$ 0
Equity Method Investment, Aggregate Cost	4,500,000
Common Stock, Value, Issued	$ 440,000	$ 433,000
Lessor, Operating Lease, Term of Contract				24 months
Vessels [Member]
Significant accounting policies
Property, Plant and Equipment, Useful Life	25 years
Office Equipment and Fixtures and Fittings [Member]
Significant accounting policies
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member]
Significant accounting policies
Scheduled drydocking period of vessels	30 months
Maximum [Member]
Significant accounting policies
Scheduled drydocking period of vessels	60 months
Ardmore Shipping Corporation
Significant accounting policies
Equity Method Investment, Ownership Percentage	100.00%
Anglo Ardmore Ship Management Limited
Significant accounting policies
Equity Method Investment, Ownership Percentage	50.00%
Element 1 Corp.
Significant accounting policies
Equity Method Investment, Ownership Percentage	10.00%				10.00%
Equity Method Investment, Aggregate Cost	$ 9,300,000				$ 9,300,000
Common Stock, Value, Issued	4,500,000				$ 5,300,000
Impariment	$ 4,400,000